Loan Receivable - Schedule of Loan Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Receivable [Abstract]
—Principal	$ 2,000,000
—Interest receivables	10,000
Loan receivable, gross	2,010,000
Less: allowance for expected credit losses	(13,792)
Total	$ 1,996,208